Schedule of Investments (unaudited)	iShares® Mortgage Real Estate ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Mortgage REITs — 97.8%
AG Mortgage Investment Trust Inc.	319,037	$2,153,500
AGNC Investment Corp.	6,471,796	71,642,782
Angel Oak Mortgage Inc.(a)	165,218	2,141,225
Annaly Capital Management Inc.	19,324,367	114,207,009
Apollo Commercial Real Estate Finance Inc.	1,947,141	20,328,152
Arbor Realty Trust Inc.	2,149,906	28,185,268
Ares Commercial Real Estate Corp.	619,576	7,577,414
ARMOUR Residential REIT Inc.	1,420,603	10,001,045
Blackstone Mortgage Trust Inc., Class A	2,097,591	58,040,343
BrightSpire Capital Inc.	1,317,402	9,946,385
Broadmark Realty Capital Inc.	1,801,357	12,087,105
Chimera Investment Corp.	3,291,487	29,030,915
Dynex Capital Inc.	503,431	8,014,622
Ellington Financial Inc.	786,416	11,536,723
Franklin BSP Realty Trust Inc.	1,165,001	15,704,213
Granite Point Mortgage Trust Inc.	739,838	7,080,250
Great Ajax Corp.	304,392	2,919,119
Hannon Armstrong Sustainable Infrastructure Capital Inc.	921,934	34,904,421
Invesco Mortgage Capital Inc.	459,911	6,751,493
KKR Real Estate Finance Trust Inc.	715,839	12,491,391
Ladder Capital Corp.	1,572,175	16,570,724
MFA Financial Inc.	1,420,401	15,269,311
New Residential Investment Corp.	3,138,152	29,247,577
New York Mortgage Trust Inc.	5,260,789	14,519,778
Orchid Island Capital Inc.	2,464,687	7,024,358
PennyMac Mortgage Investment Trust	1,272,944	17,604,816
Ready Capital Corp.	1,024,734	12,214,829
Security	Shares	Value

Mortgage REITs (continued)
Redwood Trust Inc.	1,663,227	$12,823,480
Starwood Property Trust Inc.	3,619,109	75,603,187
TPG RE Finance Trust Inc.	953,292	8,589,161
Two Harbors Investment Corp.	4,781,057	23,809,664
		698,020,260
Total Long-Term Investments — 97.8%
(Cost: $896,000,067)		698,020,260

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(b)(c)(d)	1,738,079	1,737,905

Total Short -Term Investments — 0.2%
(Cost: $1,738,079)		1,737,905

Total Investments in Securities — 98.0%
(Cost: $897,738,146)		699,758,165

Other Assets Less Liabilities — 2.0%.		14,297,393

Net Assets — 100.0%		$714,055,558

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$23,893	$1,714,202	(a)	$—		$(12)	$(178)	$1,737,905	1,738,079	$4,422	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	1,230,000	—		(1,230,000	)(a)	—	—	—	—	2,196		—
						$(12)	$(178)	$1,737,905		$6,618		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held.

Schedule of Investments (unaudited) (continued)	iShares® Mortgage Real Estate ETF
June 30, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	451	09/16/22	$16,096	$(53,467)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Black-Rock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$698,020,260	$—	$—	$698,020,260
Money Market Funds	1,737,905	—	—	1,737,905
	$699,758,165	$—	$—	$699,758,165
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(53,467)	$—	$—	$(53,467)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

REIT	Real Estate Investment Trust

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